CMA CALIFORNIA
MUNICIPAL MONEY FUND



Semi-Annual Report

September 30, 1997



[FUND LOGO]
[MERRILL LYNCH BULL LOGO]



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.



CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                               #11211 -- 9/97



[FUND LOGO]
Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1997, CMA California
Municipal Money Fund paid shareholders a net annualized yield of 3.06%*. As of September 30, 1997, the Fund's 7-day yield was 3.27%.

Economic Environment and Investment Strategy
During the six-month period ended September 30, 1997, we maintained a conservative average portfolio maturity for several reasons. Our primary consideration was the future direction of short-term interest rates. The Federal Reserve Board's (FRB) decision to raise the Federal Funds rate by 25 basis points (0.25%) at the end of March was the first step toward containing inflation and restraining economic growth. Economic news at the onset of the period seemed to indicate continued strength in the economy, and it appeared as if the FRB would have to continue the tightening of monetary policy it had initiated in March. In addition, in mid-April and early May tax-exempt funds traditionally lose assets associated with the payment of taxes. This year was no exception, and the pressure on variable rate demand notes was so great that the short-term yield curve actually inverted so much that yields on such instruments were higher than yields on securities with longer maturities. A portfolio with a short average maturity derives the most benefits from this interest rate scenario. In addition, there was a great deal of issuance in the short-term tax-exempt market at this time, putting even more yield pressure on variable rate demand notes. As we entered early summer, a period when the state and its municipalities traditionally enter the market to fund their budget financing needs, we continued to maintain a short average portfolio maturity as economic news continued to add a level of uncertainty about the potential of additional tightening of short-term interest rates by the FRB. Finally, the state of California budget impasse meant that the summer's largest financing would be delayed indefinitely.

In September, after a delay in passage of the state budget until well after the July 1, 1997 start of the new fiscal year, the state entered the market with a sale of $3.0 billion in revenue anticipation notes
(RANs). These notes received the two highest short-term ratings by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corp. (S&P). The notes have a maturity of June 30, 1998 and were re-offered at a yield of 3.84%, one of the most attractive yields on California notes this year. The introduction of these notes together with the sale of $3.0 billion state of Texas Tax RANs put temporary pressure on the short-term tax-exempt market, artificially inflating levels of variable rate demand notes and tax-exempt commercial paper. We took advantage of this opportunity and began to lock in yield, extending our average portfolio maturity with the purchase of both State of California RANs and tax-exempt commercial paper. Additionally, we purchased issues of various counties as they became available. California tax-exempt issuance for the year-to-date totaled $12.4 billion, which is virtually identical to issuance during the same period last year. However, assets of the California tax-exempt money funds increased by 20% to $22.0 billion in the last year. In the last six months, assets increased by more than $1.0 billion. Assets of CMA California Municipal Money Fund increased from $1.4 billion to $1.7 over the last 12 months, an increase of 24%. The State of California note issue represented the final issuance of the note season. Historically, issuance in the final months of the year is very slim.

At the close of the six-month period ended September 30, 1997, S&P and Moody's reaffirmed their outstanding rating on the state's general obligation debt at A1 and A+, respectively. Fitch Investors Service raised the state's rating to AA-, citing the state's economic recovery as a strong contributing factor to its decision. The State of California had hoped to receive an upgrade from each of the ratings agencies since a better rating translates into lower borrowing costs. In maintaining the state's rating as opposed to granting an upgrade, S&P cited concerns about the state's ability to respond to any future economic downturn, specifically citing the lack of both a sizable rainy day fund and a failsafe mechanism if mid-year revenue projections failed to meet expectations. Also, at the end of the six-month period, the state announced the first portion of an expected $2.0 billion in sales of general obligation debt with the sale of $1.0 billion bonds in October.

We anticipate that our current average portfolio maturity, which is in the 60-day range, will serve us well in the months ahead. Our tax-exempt commercial paper holdings continue to allow the Fund to remain diversified, and our note position has allowed us to diversify and lock in attractive yields.

In Conclusion
We appreciate your continued interest in CMA California Municipal
Money Fund, and we look forward to continuing to serve your investment needs in the future.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/HELEN M. SHEEHAN
Helen M. Sheehan
Vice President and Portfolio Manager

October 30, 1997

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.





CMA California Municipal Money Fund
Schedule of Investments as of September 30, 1997                                                                  (in Thousands)

                         Face                                                                                         Value
State                   Amount                                   Issue                                              (Note 1a)

California --          $13,000     Abag Finance Authority for Nonprofit Corporations, California
95.9%                              (University of California Project), VRDN, 4% due 12/01/2001 (a)                    $13,000
                        10,435     California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C, 4.10%
                                   due 8/01/2039 (a)                                                                   10,435
                         2,000     California HFA, Multi-Unit Rental Housing Revenue Bonds (Medical Options
                                   Period), Series A-241, 3.65% due 11/01/1997                                          2,000
                         4,740     California HFA, Revenue Bonds, COP, VRDN, UT, Series STP-249, 3.85% due
                                   8/01/2028 (a)                                                                        4,740
                                   California Health Facilities Financing Authority Revenue Bonds, VRDN (a):
                        25,335     (Pooled Loan Program), Series 85-B, 3.95% due 10/01/2010 (c)                        25,335
                         2,400     (Pooled Loan Program), Series A, 3.95% due 6/01/2007                                 2,400
                         7,100     (Scripps Memorial Hospital), Series A, 3.95% due 12/01/2005 (b)                      7,100
                         8,530     (Scripps Memorial Hospital), Series B, 3.95% due 12/01/2015 (b)                      8,530
                                   California Health Facilities Financing Authority, Revenue Refunding Bonds
                                   (Sutter Health Financial), VRDN (a):
                         4,900     Series B, 3.90% due 7/01/2012 (d)                                                    4,900
                         6,850     Series C, 3.90% due 7/01/2022 (e)                                                    6,850
                                   California Pollution Control Financing Authority, PCR, Refunding
                                   (Pacific Gas and Electric):
                        17,500     CP, Series E, 3.85% due 10/01/1997                                                  17,500
                         2,500     VRDN, AMT, Series B, 4.10% due 12/01/2016 (a)                                        2,500
                        35,000     VRDN, AMT, Series B, 4% due 11/01/2026 (a)                                          35,000
                        10,000     VRDN, AMT, Series C, 4.10% due 11/01/2026 (a)                                       10,000
                         4,000     VRDN, AMT, Series D, 4.20% due 1/01/2010 (a)                                         4,000
                         5,900     VRDN, Series A, 3.95% due 12/01/2018 (a)                                             5,900
                         7,500     VRDN, Series C, 3.95% due 11/01/2026 (a)                                             7,500
                                   California Pollution Control Financing Authority, PCR (Southern
                                   California Edison), CP:
                        15,700     Series C, 3.80% due 11/20/1997                                                      15,700
                         1,500     Series C, 3.75% due 12/17/1997                                                       1,500
                        25,800     VRDN, Series A, 3.85% due 2/28/2008 (a)                                             25,800
                                   California Pollution Control Financing Authority, Resource Recovery
                                   Revenue Bonds, VRDN, AMT (a):
                        21,700     (Delano Project), 4% due 8/01/2019                                                  21,700
                        20,000     (Delano Project), Series 1991, 4% due 8/01/2019                                     20,000
                         3,800     (Honey Lake Power Project), 4% due 9/01/2018                                         3,800
                        15,400     Refunding (Ultra Power Malaga Project), Series A, 4% due 4/01/2017                  15,400
                         4,300     Refunding (Ultra Power Malaga Project), Series B, 4% due 4/01/2017                   4,300
                        14,800     Refunding (Ultra Power Rocklin Project), Series A, 4% due 6/01/2017                 14,800
                         7,000     Refunding (Ultra Power Rocklin Project), Series B, 4% due 6/01/2017                  7,000
                                   California Pollution Control Financing Authority, Solid Waste Disposal
                                   Revenue Bonds (Shell Oil Co. -- Martinez Project), VRDN, AMT, Series A (a):
                        16,100     Series 1994-A, 3.95% due 10/01/2024                                                 16,100
                         9,500     Series 1996-A, 3.90% due 10/01/2031                                                  9,500
                        25,000     California Public Capital Improvements Financing Authority Revenue Bonds
                                   (Pooled Loan Project), Series D, 3.80% due 12/15/1997                               25,000
                         5,000     California State Economic Development Financing Authority, IDR (Kuhnash
                                   Properties/Arkay Project), VRDN, AMT, 4.15% due 4/01/2017 (a)                        5,000
                                   California State, GO:
                        18,700     CP, 3.80% due 10/22/1997                                                            18,700
                         8,400     CP, 3.65% due 11/10/1997                                                             8,400
                        82,800     RAN, 4.50% due 6/30/1998                                                            83,198
                         6,235     California State, VRDN, UT, Series 1996 SG-84, 4.20% due 3/01/2020 (a)(e)            6,235
                                   California Statewide Community Development Authority, M/F Revenue Bonds,
                                   VRDN, AMT (a)(f):
                        10,000     (Canyon Creeks Apartments), Series C, 4.05% due 6/15/2025                           10,000
                         4,200     (Kimberly Woods), Series B, 4.05% due 6/15/2025                                      4,200
                        19,600     Chula Vista, California, IDR, Refunding (San Diego Gas and Electric
                                   Co.), VRDN, AMT, Series B, 4.15% due 12/01/2021 (a)                                 19,600
                                   Chula Vista, California, IDR (San Diego Gas & Electric Co.), CP, AMT, Series D:
                        20,000     3.85% due 10/01/1997                                                                20,000
                        10,000     3.85% due 10/10/1997                                                                10,000
                        20,000     3.85% due 12/08/1997                                                                20,000
                        10,000     3.75% due 12/19/1997                                                                10,000
                        11,000     City of Los Angeles, California, GO, 4.50% due 6/30/1998                            11,049
                        27,280     City of San Diego, California, TAN, Series A, 4.50% due 9/30/1998                   27,448
                                   Eagle Tax-Exempt Trust, VRDN (a):
                        14,800     California HFA, M/F, Series 1994 C-7, 4.13% due 8/01/2023 (b)                       14,800
                        15,900     California S/F Housing Revenue Bonds, Series 1994 C-6, 4.13%
                                   due 8/01/2017 (e)                                                                   15,900
                         9,300     California State, 4.13% due 11/01/2020                                               9,300
                         9,500     California State, Series 95, Class 0501, 4.13% due 2/01/2006                         9,500
                                   East Bay, California, Municipal Utility District Wastewater Treatment
                                   System Revenue Bonds, CP:
                         4,800     3.70% due 12/08/1997                                                                 4,800
                        18,600     3.85% due 12/11/1997                                                                18,600
                        13,800     3.80% due 12/12/1997                                                                13,800
                        20,000     Floating Rate Trust Certificates, VRDN, Series 1992 H, 4.10% due
                                   10/02/1998 (a)(d)                                                                   20,000
                         7,050     Fontana, California, M/F Housing Revenue Bonds (Springtime Apartments
                                   Project), VRDN, Series A, 4% due 12/01/2016 (a)                                      7,050
                        12,150     Fremont, California, Unified School District (Alameda County), VRDN, UT,
                                   Series SGA-37, 4.05% due 8/01/2020 (a)(b)                                           12,150
                                   Golden Empire Schools Financing Authority, California, Revenue Refunding
                                   Bonds, VRDN (a):
                         8,900     (Golden Empire Project), Series B, 4% due 12/01/2024                                 8,900
                        11,300     (Kern High School District), Series A, 4% due 12/01/2024                            11,300
                        20,000     Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                                   4.05% due 12/01/2021 (a)                                                            20,000
                        18,985     Loma Linda, California, M/F Housing Revenue Bonds (Loma Linda Springs
                                   Apartments), VRDN, 3.70% due 7/01/2019 (a)                                          18,985
                                   Long Beach, California, Habor Revenue Bonds, CP, AMT, Series A:
                        16,500     3.85% due 10/01/1997                                                                16,500
                        17,000     3.85% due 12/08/1997                                                                17,000
                         3,000     Los Angeles, California, Department of Airports, Airport Revenue
                                   Municipal Trust Bonds, VRDN, AMT, Series SG-61, 4.15%
                                   due 5/15/2020 (a)(c)                                                                 3,000
                                   Los Angeles, California, Department of Water and Power Revenue Bonds, CP:
                        20,000     3.80% due 11/20/1997                                                                20,000
                        24,700     3.80% due 12/11/1997                                                                24,700
                         5,000     Los Angeles, California, Harbor Department Revenue Bonds, VRDN, AMT,
                                   Series SG-59, 4.15% due 8/01/2026 (a)(b)                                             5,000
                                   Los Angeles, California, M/F Housing Revenue Refunding Bonds, VRDN (a):
                        12,660     (Canyon Creek Project), Series C, 4% due 12/01/2010                                 12,660
                         8,340     (Mountainback Apartment Project), Series B, 4% due 12/01/2010                        8,340
                         6,500     Los Angeles, California, Rapid Transportation District, CP, 3.70%
                                   due 11/19/1997                                                                       6,500
                                   Los Angeles, California, Unified School District, TRAN:
                         8,400     Series A, 4.50% due 7/01/1998                                                        8,442
                         8,445     Series B, 4.50% due 10/01/1998                                                       8,500
                                   Los Angeles, California, Wastewater System Revenue Bonds, CP:
                        14,300     3.80% due 12/08/1997                                                                14,300
                        10,000     3.95% due 12/22/1997                                                                10,000
                        28,000     Los Angeles County, California, Capital Asset Leasing Corporation,
                                   Leasehold Revenue Bonds, CP, 3.85% due 10/01/1997                                   28,000
                        22,900     Los Angeles County, California, Local Education Agency, COP, TRAN, Series A,
                                   4.50% due 6/30/1998 (e)                                                             23,015
                        26,700     Los Angeles County, California, Metropolitan Transportation Authority
                                   Revenue Bonds, VRDN, Series SGB-1, 4.15% due 7/01/2025 (a)(e)                       26,700
                                   Los Angeles County, California, Metropolitan Transportation Authority,
                                   Sales Tax Revenue Bonds, VRDN (a):
                        12,530     Series SG-46, 4.10% due 7/01/2017 (d)                                               12,530
                        23,820     Series SG-55, 4.10% due 7/01/2018 (b)                                               23,820
                                   M-S-R Public Power Agency, California, Revenue Refunding Bonds (San Juan
                                   Project), VRDN, Sub-Lien (a)(b):
                         4,000     Series D, 4% due 7/01/2018                                                           4,000
                         9,200     Series E, 3.90% due 7/01/2022                                                        9,200
                                   Metropolitain Water District (Southern California), Series B, CP:
                        21,800     3.80% due 12/08/1997                                                                21,800
                         7,400     3.70% due 12/09/1997                                                                 7,400
                         4,200     3.70% due 12/10/1997                                                                 4,200
                         7,200     3.80% due 12/11/1997                                                                 7,200
                         5,000     Metropolitan Water District (Southern California), Waterworks Revenue
                                   Refunding Bonds, VRDN, Series A, 3.85% due 6/01/2023 (a)(d)                          5,000
                         7,435     Monrovia, California, Unified School District, VRDN, Series 1997
                                   SGA-70, 4.05% due 8/01/2022 (a)(b)                                                   7,435
                        13,570     Port Oakland, California, Revenue Bonds, VRDN, AMT, Series 1997
                                   SG-112, 4.15% due 11/01/2025 (a)(b)                                                 13,570
                         7,570     Redlands, California, COP, Refunding (Sewer Facilites Project), VRDN,
                                   4% due 9/01/2017 (a)(c)                                                              7,570
                                   Redlands, California, M/F Housing Revenue Bonds, VRDN, Series A (a):
                         3,300     (Orange Village Apartments Project), AMT, 4% due 8/01/2018                           3,300
                        12,500     (Parkview Terrace Project), 3.90% due 2/01/2016                                     12,500
                                   Regents of the University of California, CP:
                        10,000     3.75% due 12/01/1997                                                                10,000
                         5,000     3.70% due 12/10/1997                                                                 5,000
                         5,000     Series B, 3.80% due 10/01/1997                                                       5,000
                        14,000     Series B, 3.65% due 10/30/1997                                                      14,000
                         7,000     Series B, 3.70% due 11/25/1997                                                       7,000
                        20,000     Series B, 3.70% due 12/09/1997                                                      20,000
                        15,521     Series B, 3.80% due 12/11/1997                                                      15,521
                         8,000     Series B, 3.85% due 12/11/1997                                                       8,000
                        26,500     Series B, 3.80% due 12/12/1997                                                      26,500
                                   Riverside County, California, COP (Riverside County Public Facilities),
                                   ACES (a):
                        27,901     Series A, 3.95% due 12/01/2015                                                      27,901
                         2,580     Series D, 3.95% due 12/01/2015                                                       2,580
                        13,800     Roseville, California, Finance Authority, Hospital Lease Revenue Bonds
                                   (Roseville Hospital), VRDN, Series A, 3.95% due 10/01/2014 (a)                      13,800
                         5,760     Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   VRDN, Series SGB-4, 4.15% due 8/15/2021 (a)(d)                                       5,760
                         7,000     Sacramento County, California TRAN, 4.50% due 9/30/1998                              7,043
                         3,700     San Bernardino, California, M/F Housing Revenue Refunding Bonds (Village
                                   Crossing), VRDN, Series A, 4% due 2/01/2027 (a)                                      3,700
                         6,000     San Bernardino County, California, Residential Mortgage Revenue
                                   Refunding Bonds (Ramona Garden), VRDN, Series A, 3.95% due
                                   2/01/2017 (a)                                                                        6,000
                         4,050     San Diego, California, IDR, Refunding (San Diego Gas & Electric), CP,
                                   Series A, 3.80% due 12/11/1997                                                       4,050
                                   San Diego, California, M/F Housing Authority Revenue Bonds, VRDN (a):
                         3,000     (Country Hills), Series A, 3.95% due 8/15/2013                                       3,000
                         7,540     (La Cima Apartments), Series K, 3.90% due 12/01/2008                                 7,540
                        17,050     (Nobel Court Apartments), 3.90% due 12/01/2008                                      17,050
                         4,000     San Diego, California, Sewer Revenue Bonds, VRDN, Series SG-14, 4.10%
                                   due 5/15/2020 (a)(b)                                                                 4,000
                         4,000     San Diego, California, Unified School District, TRAN, 4.75% due
                                   10/01/1997                                                                           4,000
                        27,560     San Diego County, California, TRAN, 4.50% due 9/30/1998                             27,729
                                   San Francisco, California, City and County Airports Commission (San
                                   Francisco International Airport), VRDN (a):
                        16,555     AMT, Series SG-116, 4.15% due 5/01/2026 (b)                                         16,555
                         3,800     AMT, Series SGA-56, 4.10% due 5/01/2026 (b)                                          3,800
                         3,645     Series SG-88, 4.10% due 5/01/2021 (c)                                                3,645
                        18,590     Series SG-113, 4.10% due 5/01/2026 (c)                                              18,590
                                   San Jose, California, M/F Housing Revenue Bonds, VRDN, Series A (a):
                        13,000     (Siena at Renaissance), AMT, 4.10% due 12/01/2029                                   13,000
                         6,360     (Timberwood), 4% due 2/01/2020                                                       6,360
                         2,000     San Jose -- Santa Clara, California, Water Financing Authority, Sewer
                                   Revenue Bonds, VRDN, Series SG-49, 4.10% due 11/15/2020 (a)(c)                       2,000
                         3,000     Santa Barbara County, California, TRAN, Series A, 4.50% due 10/01/1998               3,016
                         9,400     Santa Clara County, California, M/F Housing Authority, Revenue Refunding
                                   Bonds (Benton Park Central Apartments), VRDN, Series A, 3.95% due
                                   12/15/2025 (a)(f)                                                                    9,400
                         2,790     Santa Clara County, California, TRAN, 4.75% due 10/01/1998                           2,814
                         5,325     Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                                   Project), VRDN, AMT, Series A, 4% due 6/01/2018 (a)                                  5,325
                         3,675     Simi Valley, California, Community Redevelopment Agency, M/F Housing
                                   Revenue Bonds (Ashlee Manor Project), VRDN, AMT, Series A, 4% due
                                   10/01/2017 (a)                                                                       3,675
                                   Southern California Public Power Authority, Revenue Refunding Bonds,
                                   Power Project (Palo Verde Project), VRDN (a)(d):
                        10,100     Series B, 3.95% due 7/01/2009                                                       10,100
                         8,400     Series C, 3.95% due 7/01/2017                                                        8,400
                                   State of California, CP:
                        50,000     3.40% due 10/01/1997                                                                50,000
                        20,700     3.70% due 10/14/1997                                                                20,700
                         4,000     3.75% due 11/10/1997                                                                 4,000
                        12,300     3.80% due 12/11/1997                                                                12,300
                        25,100     3.85% due 12/11/1997                                                                25,100
                        27,600     Victor Valley, California, Community College District, COP (Capital
                                   Improvemnet Financing Project), VRDN, 4.05% due 12/01/2024 (a)                      27,600
                         1,000     West Basin, California, Municipal Water District Revenue Bonds, COP
                                   (Phase II -- Recycled Water Project), VRDN, Series B, 3.85% due
                                   8/01/2027 (a)                                                                        1,000

Puerto Rico --                     Puerto Rico Commonwealth, Government Development Bank Revenue Bonds:
3.7%                    14,640     3.70% due 11/25/1997                                                                14,640
                        39,535     3.70% due 12/09/1997                                                                39,535
                        10,000     Puerto Rico, Electric Power Authority, Power Revenue Bonds,
                                   VRDN, Series SGA-43, 3.90% due 7/01/2022 (a)(b)                                     10,000
                                                                                                                  -----------

                                   Total Investments (Cost -- $1,716,116*) -- 99.6%                                 1,716,116

                                   Other Assets Less Liabilities -- 0.4%                                                6,894
                                                                                                                  -----------
                                   Net Assets -- 100.0%                                                            $1,723,010
                                                                                                                  ===========

(a) The interest rate is subject to change periodically based on certain indexes.  The interest rate shown is the interest rate in effect at September 30, 1997.
(b) MBIA Insured.
(c) FGIC Insured.
(d) AMBAC Insured.
(e) FSA Insured.
(f) FNMA Collateralized.
 *  Cost for Federal income tax purposes.


Portfolio Abbreviations for CMA California Municipal Money Fund

ACESSM Adjustable Convertible Extendable Securities
AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
CP     Commercial Paper
GO     General Obligation Bonds
HFA    Housing Financing Agency
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
RAN    Revenue Anticipation Notes
S/F    Single Family
TAN    Tax Anticipation Notes
TRAN   Tax Revenue Anticipation Notes
UT     Unlimited Tax
VRDN   Variable Rate Demand Notes

See Notes to Financial Statements.






CMA California Municipal Money Fund
Statement of Assets and Liabilities as of September 30, 1997

Assets:
Investments, at value (identified cost -- $1,716,116,446) (Note 1a)                                             $1,716,116,446
Cash                                                                                                                    41,795
Interest receivable                                                                                                  8,038,659
Prepaid registration fees and other assets (Note 1d)                                                                    43,615
                                                                                                               ---------------
Total assets                                                                                                     1,724,240,515
                                                                                                               ---------------

Liabilities:
Payables:
Investment adviser (Note 2)                                                                 $647,741
Distributor (Note 2)                                                                         386,008
Beneficial interest redeemed                                                                     204                 1,033,953
                                                                                     ---------------
Accrued expenses and other liabilities                                                                                 196,969
                                                                                                               ---------------
Total liabilities                                                                                                    1,230,922
                                                                                                               ---------------
Net Assets                                                                                                      $1,723,009,593
                                                                                                               ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                        $172,398,338
Paid-in capital in excess of par                                                                                 1,551,583,384
Accumulated realized capital losses -- net (Note 4)                                                                   (972,129)
                                                                                                               ---------------
Net Assets -- Equivalent to $1.00 per share based on 1,723,983,381 shares of
beneficial interest outstanding                                                                                 $1,723,009,593
                                                                                                               ===============

See Notes to Financial Statements.






CMA California Municipal Money Fund
Statement of Operations for the Six Months Ended September 30, 1997

Investment Income (Note 1c):
Interest and amortization of premium and discount earned.                                                          $29,687,283

Expenses:
Investment advisory fees (Note 2)                                                         $3,484,956
Distribution fees (Note 2)                                                                   986,045
Transfer agent fees (Note 2)                                                                 100,843
Accounting services (Note 2)                                                                  68,022
Professional fees                                                                             59,610
Custodian fees                                                                                38,363
Registration fees (Note 1d)                                                                   37,024
Printing and shareholder reports                                                              23,590
Pricing fees                                                                                   8,229
Trustees' fees and expenses                                                                    3,613
Other                                                                                          5,334
                                                                                     ---------------
Total expenses                                                                                                       4,815,629
                                                                                                               ---------------
Investment income -- net                                                                                            24,871,654

Realized Loss on Investments -- Net (Note 1c)                                                                          (56,975)
                                                                                                               ---------------

Net Increase in Net Assets Resulting from Operations                                                               $24,814,679
                                                                                                               ===============

See Notes to Financial Statements.






CMA California Municipal Money Fund
Statements of Changes in Net Assets

                                                                                          For the Six             For the Year
                                                                                          Months Ended               Ended
Increase (Decrease) in Net Assets:                                                       Sept. 30, 1997          March 31, 1997

Operations:
Investment income -- net                                                                  $24,871,654              $42,120,588
Realized gain (loss) on investments -- net                                                    (56,975)                  26,624
                                                                                      ---------------          ---------------
Net increase in net assets resulting from operations                                       24,814,679               42,147,212
                                                                                      ---------------          ---------------

Dividends to Shareholders (Note 1e):
Investment income -- net                                                                  (24,871,654)             (42,120,540)
                                                                                      ---------------          ---------------
Net decrease in net assets resulting from dividends to shareholders                       (24,871,654)             (42,120,540)
                                                                                      ---------------          ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                        4,112,569,162            6,159,698,384
Net asset value of shares issued to shareholders in reinvestment
of dividends (Note 1e)                                                                     24,872,410               42,121,016
                                                                                      ---------------          ---------------
                                                                                        4,137,441,572            6,201,819,400
Cost of shares redeemed                                                                (3,980,177,273)          (6,057,183,986)
                                                                                      ---------------          ---------------
Net increase in net assets derived from beneficial
interest transactions                                                                     157,264,299              144,635,414
                                                                                      ---------------          ---------------

Net Assets:
Total increase in net assets                                                              157,207,324              144,662,086
Beginning of period                                                                     1,565,802,269            1,421,140,183
                                                                                      ---------------          ---------------
End of period                                                                          $1,723,009,593           $1,565,802,269
                                                                                      ===============          ===============

See Notes to Financial Statements.






CMA California Municipal Money Fund
Financial Highlights

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended              For the Year Ended March 31,
                                                            Sept. 30, 1997      1997         1996         1995         1994
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period                            $1.00          $1.00        $1.00        $1.00        $1.00
                                                           ----------     ----------   ----------   ----------   ----------
Investment income -- net                                          .02            .03          .03          .03          .02
                                                           ----------     ----------   ----------   ----------   ----------
Total from investment operations                                  .02            .03          .03          .03          .02
                                                           ----------     ----------   ----------   ----------   ----------
Less dividends from investment income -- net                     (.02)          (.03)        (.03)        (.03)        (.02)
                                                           ----------     ----------   ----------   ----------   ----------
Net asset  value, end of period                                 $1.00          $1.00        $1.00        $1.00        $1.00
                                                           ==========     ==========   ==========   ==========   ==========

Total Investment Return                                          3.06%*         2.90%        3.15%        2.66%        1.93%
                                                           ==========     ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                          .59%*          .60%         .64%         .63%         .62%
                                                           ==========     ==========   ==========   ==========   ==========
Investment income -- net                                         3.06%*         2.85%        3.11%        2.62%        1.91%
                                                           ==========     ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                   $1,723,010     $1,565,802   $1,421,140   $1,168,234   $1,225,160
                                                           ==========     ==========   ==========   ==========   ==========

* Annualized.

See Notes to Financial Statements.




CMA California Municipal Money Fund
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1997, the Fund had a net capital loss carryforward of approximately $909,000, of which $433,000 expires in 2002 and $476,000 expires in 2003. This amount will be available to offset a like amount of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND

Officers and Trustees
Arthur Zeikel -- President and Trustee
Ronald W. Forbes -- Trustee
Cynthia A. Montgomery -- Trustee
Charles C. Reilly -- Trustee
Kevin A. Ryan -- Trustee
Richard R. West -- Trustee
Terry K. Glenn -- Executive Vice President
Vincent R. Giordano -- Senior Vice President
Edward J. Andrews -- Vice President
Donald C. Burke -- Vice President
Peter J. Hayes -- Vice President
Kenneth A. Jacob -- Vice President
Steven T. Lewis -- Vice President
Darrin J. SanFillippo -- Vice President
Kevin A. Schiatta -- Vice President
Helen Marie Sheehan -- Vice President
Gerald M. Richard -- Treasurer
Robert Harris -- Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
  262-4636].